ACCOUNTING POLICIES (Details) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Employee Segment Payments shares	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)
ACCOUNTING POLICIES [Abstract]
Percentage of loan portfolio secured by real estate	72.20%
Payment Plan Receivables And Other Assets Held For Sale [Line Items]
Payment plan receivables	$ 0	$ 34,599
Commercial loans	$ 804,017	$ 748,398
Operating Segments [Abstract]
Number of reportable segments | Segment	1	2	2
Mortgage Loan Servicing Rights [Abstract]
Mortgage loan servicing fees	$ 4,100	$ 4,100	$ 4,200
Mortgage loans servicing rights, change in retained deficit, net of tax	$ 400
Loan Revenue Recognition [Abstract]
Number of past due days for commercial loan, installment loans and payment plan receivables	90 days
Number of consecutive payments for mortgage loans misses | Payments	4
Bank Owned Life Insurance [Abstract]
Number of lives of group flexible premium non-participating variable life insurance contract | Employee	267
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Deferred tax assets	$ 32,818	39,635
Total assets	2,548,950	2,409,066
Common stock	323,745	339,462
Accumulated deficit	(65,657)	(82,334)
Total shareholders' equity	248,980	251,092	$ 250,371	$ 231,581
Total Liabilities and Shareholders' Equity	$ 2,548,950	2,409,066
Minimum [Member]
Other Intangible Assets [Line Items]
Estimated useful lives	10 years
Maximum [Member]
Other Intangible Assets [Line Items]
Estimated useful lives	15 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	39 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Dividend Reinvestment Plan [Member]
Stock Reserved [Line Items]
Common stock reserved for issuance (in shares) | shares	0.1
Long-Term Incentive Plans [Member]
Stock Reserved [Line Items]
Common stock reserved for issuance (in shares) | shares	0.4
Mepco [Member]
Payment Plan Receivables And Other Assets Held For Sale [Line Items]
Payment plan receivables	$ 30,600
Commercial loans	800
Payment plan receivables, certain other assets	2,000
Payment plan receivables, liabilities assumed	700
ASU 2016-09 [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Deferred tax assets		40,882
Total assets		2,410,313
Common stock		339,524
Accumulated deficit		(81,149)
Total shareholders' equity		252,339
Total Liabilities and Shareholders' Equity		2,410,313
Unrealized excess benefits on share based compensation	1,230
Forfeiture provision	60
Impact to equity after consideration of deferred taxes	20
Income tax expense (benefit)	$ (300)
ASU 2016-09 [Member] | Originally Presented [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Deferred tax assets		39,635
Total assets		2,409,066
Common stock		339,462
Accumulated deficit		(82,334)
Total shareholders' equity		251,092
Total Liabilities and Shareholders' Equity		2,409,066
ASU 2016-09 [Member] | Cumulative Retrospective Adjustments [Member]
Cumulative Effect Adjustments to Condensed Consolidated Statement of Financial Position [Abstract]
Deferred tax assets		1,247
Total assets		1,247
Common stock		62
Accumulated deficit		1,185
Total shareholders' equity		1,247
Total Liabilities and Shareholders' Equity		$ 1,247